Note 20 - Subsequent Events	12 Months Ended
Dec. 31, 2024
Notes to Financial Statements
Subsequent Events [Text Block]
20.	Subsequent Events

a)

On January 3, 2025, the Company announced its intent to spin-off the Company’s older three vessels, M/V “Aegean Express”, M/V “Diamantis P” and M/V “Joanna”, into a separate company, Euroholdings Ltd. (“Euroholdings”), which applied for listing on the NASDAQ Capital Market. The Company contributed the three vessel owning companies to Euroholdings on January 8, 2025 in exchange for 100% of the shares of Euroholdings, which it would then distribute to its shareholders upon the spin-off distribution. Shares of Euroholdings Ltd. were distributed on March 17, 2025 (the “Distribution Date”) to shareholders of record of the Company as of March 7, 2025 (the “Record Date”). The Company’s shareholders received one share of common stock of Euroholdings Ltd. for every two and a half shares of common stock of the Company they own as of the Record Date. Beginning on March 18, 2025, the common shares of Euroholdings Ltd. began trading on NASDAQ under the symbol “EHLD".

b)	On January 7, 2025, the Company took delivery of the newbuilding vessel “Dear Panel” (ex. H4251).

c)	On January 8, 2025, the Company took delivery of the newbuilding vessel “Symeon P” (ex. H4252).

d)

On January 10, 2025, the Company entered into a memorandum of agreement to sell the M/V “Diamantis P”, a 1998 built, 2,008 TEU container carrier to a third-party buyer for further trading for a gross price of $13.15 million, following approval by the Board of Directors on January 10, 2025. The vessel was delivered to her new owners on January 15, 2025. The gain recognized on the sale of the vessel is approximately $10.3 million.

e)

On January 28, 2025, the Company amended and restated the loan signed on April 18, 2024 of Leonidas Shipping Ltd. with First-Citizens Bank & Trust Company. Dear Panel Shipping Ltd. was added as an additional borrower to the existing loan and made available a second tranche of $26.0 million with the purpose to finance part of the construction cost of M/V “ Dear Panel” (Hull No. 4251). The drawdown of $26.0 million took place on January 29, 2025. The second tranche is payable in 20 quarterly instalments, the first 12 of $650,000 each and the next 8of $275,000 each. A balloon instalment of $16,000,000 will be paid together with the last installment. The interest rate margin for the second tranche is 1.80% over SOFR. The loan is secured with (i) first priority mortgage over M/V "Dear Panel", (ii) first assignment of earnings and insurance of M/V "Dear Panel" and (iii) other covenants and guarantees similar to the remaining loans of the Company.

f)

On December 16, 2024, the Company signed a loan agreement with Eurobank S.A. for a loan up to the lesser of $26.0 million and 65% of the vessel’s market value for the financing of the delivery instalment of M/V “Symeon P” (Hull No. 4252). The drawdown of $26.0 million took place on January 2, 2025. The loan is payable in twenty-eight consecutive quarterly instalments in the amount of $460,000, with a $13,120,000 balloon payment to be made with the last installment. The interest rate margin is 1.80% over SOFR. The loan is secured with (i) first priority mortgage over M/V "Symeon P", (ii) first assignment of earnings and insurance of M/V "Symeon P" and (iii) other covenants and guarantees similar to the remaining loans of the Company.

g)	In February 2025, the Company declared a dividend of $0.65 per share of common stock, which was paid on March 18, 2025, to holders of record on March 11, 2025.

h)

Subsequent to December 31, 2024, the Company repurchased under its share repurchase program and cancelled 40,925 shares of common stock, in open market transactions, for an aggregate consideration of approximately $1.31 million.

i)

On May 14, 2025, the Company entered into an agreement to sell M/V “Marcos V”. The vessel will be delivered to its new buyers after the expiration of its current charter in October 2025. The Company is expecting to recognize a gain on the sale of the vessel.